Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Financial Information
Unaudited Quarterly Financial Information

(19) Unaudited Quarterly Financial Information

        The quarterly interim financial information shown below has been prepared by the Company's management and is unaudited. It should be read in conjunction with the audited consolidated financial statements appearing herein.

	2011
(in thousands):	December 31,	September 30,	June 30,	March 31,
Total revenues	$169,658	$156,266	$162,256	$156,537
Net loss	(111,697)	(230,327)	(4,782)	(3,077)
Net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(112,046)	(231,029)	(5,850)	(4,516)

	2010
(in thousands):	December 31,	September 30,	June 30,	March 31,
Total revenues	$137,523	$137,001	$134,906	$134,533
Net loss	(102,292)	(2,416)	(8,083)	(999)
Net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(102,333)	(2,332)	(9,017)	(1,806)